FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Foreign currency risk (Details) R in Millions, $ in Millions		12 Months Ended
	Jun. 15, 2017 ZAR (R) R / $	Dec. 31, 2019 ZAR (R)	Dec. 31, 2018 ZAR (R)	Dec. 31, 2017 ZAR (R) R / $	Dec. 31, 2019 USD ($) R / $	Dec. 31, 2019 ZAR (R) R / $	Dec. 31, 2018 USD ($) R / $	Dec. 31, 2018 ZAR (R) R / $	May 31, 2018 ZAR (R)	May 31, 2017 USD ($) R / $
Disclosure of risk management strategy related to hedge accounting [line items]
Contracts amount | R				R 5,626.0		R 3,836.2		R 6,317.3
Total (loss)/gain on financial instruments | R		R (6,015.1)	R 1,704.1	R (1,114.4)
Forward contract
Disclosure of risk management strategy related to hedge accounting [line items]
Closing foreign exchange rate	12.89
Contractual foreign exchange rate										13.23
Forward contract | Weighted average [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Contractual foreign exchange rate							14.11	14.11
Currency risk
Disclosure of risk management strategy related to hedge accounting [line items]
Closing foreign exchange rate				12.36	14.00	14.00	14.35	14.35
Currency risk | Forward contract
Disclosure of risk management strategy related to hedge accounting [line items]
Face amount of debt | $							$ 12.1			$ 779.1
Total (loss)/gain on financial instruments | R	R (283.2)
US$600 million RCF
Disclosure of risk management strategy related to hedge accounting [line items]
Face amount of debt					$ 600.0				R 600.0
US$350 million RCF
Disclosure of risk management strategy related to hedge accounting [line items]
Face amount of debt					$ 350.0				R 350.0